UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2016

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	February 29, 2016

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.7%
Oil & Gas — 99.7%
Buckeye Partners	228,889	$14,731,296
DCP Midstream Partners	290,996	5,648,232
Enbridge Energy Partners	547,758	9,081,828
Energy Transfer Partners	612,228	16,328,121
EnLink Midstream Partners	443,136	4,067,989
Enterprise Products Partners	958,417	22,398,205
Equities Midstream Partners	126,408	9,054,605
Genesis Energy	297,390	7,616,158
Magellan Midstream Partners	272,690	18,428,390
MPLX	292,589	7,589,759
NuStar Energy	240,213	8,414,661
ONEOK Partners	384,513	11,300,837
Plains All American Pipeline	683,664	14,644,083
Shell Midstream Partners	172,742	6,140,978
Spectra Energy Partners	208,670	9,663,508
Sunoco Logistics Partners	460,482	11,346,277
TC PipeLines	151,823	6,721,204
Tesoro Logistics	180,646	7,536,551
Western Gas Partners	251,235	9,850,924
Williams Partners	607,395	11,977,829
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $232,854,645)		212,541,435
TOTAL INVESTMENTS — 99.7%
(Cost $232,854,645)†		$212,541,435

Percentages are based on Net Assets of $213,115,662.

†	At February 29, 2016, the tax basis cost of the Fund's investments was $232,854,645, and the unrealized appreciation and depreciation were $8,938,740 and $(29,251,950) respectively.

As of February 29, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 29, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	February 29, 2016

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 100.0%
BERMUDA—2.8%
Oil & Gas — 2.8%
Teekay LNG Partners	12,707	$129,993
UNITED STATES— 97.2%
Oil & Gas — 97.2%
Alliance Holdings GP	8,743	121,265
Alliance Resource Partners	12,244	128,562
Alon USA Partners	3,263	35,045
Antero Midstream Partners	12,448	276,595
Archrock Partners	10,565	72,265
BreitBurn Energy Partners	59,807	34,688
Calumet Specialty Products Partners	16,276	158,040
Cheniere Energy Partners	11,600	307,052
Crestwood Equity Partners	3,648	33,087
Dorchester Minerals	7,082	67,208
Ferrellgas Partners	13,795	255,759
Foresight Energy	11,766	23,767
Global Partners	7,546	98,853
Holly Energy Partners	9,977	293,124
Martin Midstream Partners	7,333	113,441
Memorial Production Partners	23,839	46,963
Natural Resource Partners	2,245	20,381
NGL Energy Partners	23,905	193,391
Northern Tier Energy	15,879	361,406
NuStar GP Holdings	9,725	169,118
Rose Rock Midstream	4,547	45,425
Shell Midstream Partners	14,458	513,982
Suburban Propane Partners	16,961	455,233
Summit Midstream Partners	10,486	132,333
Transmontaigne Partners	3,600	120,708
Valero Energy Partners	4,609	214,687
Vanguard Natural Resources	24,575	46,447
Viper Energy Partners	2,531	37,687
Western Refining Logistics	4,317	94,154
TOTAL UNITED STATES		4,470,666
TOTAL INVESTMENTS — 100.0%
(Cost $7,666,784)†		$4,600,659

Percentages are based on Net Assets of $4,599,904.

†	At February 29, 2016, the tax basis cost of the Fund's investments was $7,666,784, and the unrealized appreciation and depreciation were $261,937 and $(3,328,062) respectively.

As of February 29, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments (Unaudited)	February 29, 2016

Global X Junior MLP ETF

For the period ended February 29, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 29, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	February 29, 2016

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 74.2%
Oil & Gas — 74.2%
Cheniere Energy *	127,310	$4,551,332
Columbia Pipeline Group	179,785	3,263,098
Enbridge	195,512	6,905,484
Enbridge Energy Management *	200,427	3,345,133
EnLink Midstream	125,676	1,051,908
EQT	76,124	4,243,152
Kinder Morgan	416,664	7,537,452
ONEOK	157,880	3,789,120
Plains GP Holdings, Cl A	515,679	3,919,160
SemGroup, Cl A	151,960	2,887,240
Spectra Energy	194,440	5,677,648
TransCanada	154,746	5,679,178
Williams	359,844	5,753,906
TOTAL COMMON STOCK
(Cost $88,636,722)		58,603,811

MASTER LIMITED PARTNERSHIPS — 25.2%
Oil & Gas — 25.2%
Antero Midstream Partners	10,229	227,288
Boardwalk Pipeline Partners	21,943	272,532
Buckeye Partners	22,904	1,474,101
DCP Midstream Partners	15,930	309,201
Energy Transfer Partners	83,614	2,229,985
EnLink Midstream Partners	24,135	221,559
Enterprise Products Partners	157,110	3,671,661
Equities Midstream Partners	9,893	708,636
Genesis Energy	16,331	418,237
Magellan Midstream Partners	40,585	2,742,734
MPLX	44,630	1,157,702
NuStar Energy	13,206	462,606
ONEOK Partners	30,545	897,718
Phillips 66 Partners	4,328	260,849
Plains All American Pipeline	70,094	1,501,414
Shell Midstream Partners	9,469	336,623
Spectra Energy Partners	14,551	673,857
Tallgrass Energy Partners	4,677	163,789
TC PipeLines	8,329	368,725
Tesoro Logistics	9,925	414,071
Western Gas Partners	13,830	542,274
Williams Partners	43,978	867,246
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $25,479,224)		19,922,808
TOTAL INVESTMENTS — 99.4%
(Cost $114,115,946)†		$78,526,619

Percentages are based on Net Assets of $78,965,364.

Schedule of Investments (Unaudited)	February 29, 2016

Global X MLP & Energy Infrastructure ETF

*	Non-income producing security.
†	At February 29, 2016, the tax basis cost of the Fund's investments was $114,115,946, and the unrealized appreciation and depreciation were $592,800 and $(36,182,127) respectively.

Cl — Class

As of February 29, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 29, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	February 29, 2016

Global X SuperDividend® Alternatives ETF

	Shares	Value
REGISTERED INVESTMENT COMPANIES — 33.5%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,347	$27,296
BlackRock Global Opportunities Equity Trust	2,504	27,744
BlackRock Income Trust	4,798	31,379
Brookfield Mortgage Opportunity Income Fund	2,069	30,228
Brookfield Total Return Fund	1,420	33,497
Eaton Vance Risk-Managed Diversified Equity Income Fund	3,139	29,632
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	2,827	28,129
Morgan Stanley Emerging Markets Domestic Debt Fund	4,421	30,151
Nuveen Mortgage Opportunity Term Fund	1,349	30,272
Stone Harbor Emerging Markets Income Fund	2,585	30,245
Templeton Emerging Markets Income Fund	3,091	29,086
Voya Global Equity Dividend and Premium Opportunity Fund	4,425	28,807
Western Asset Emerging Markets Debt Fund	2,271	31,045
Western Asset Emerging Markets Income Fund	3,130	30,455
Western Asset Mortgage Defined Opportunity Fund	1,268	29,899
TOTAL REGISTERED INVESTMENT COMPANIES
(Cost $497,083)		447,865

EXCHANGE TRADED FUND — 32.0%
Global X SuperDividend REIT ETF^	33,834	428,338
TOTAL EXCHANGE TRADED FUND
(Cost $471,034)		428,338

COMMON STOCK — 28.4%
Financials — 19.5%
American Capital *	1,418	19,412
Apollo Investment	3,258	16,681
Ares Capital	1,228	16,774
BlackRock Capital Investment	1,988	17,991
Fifth Street Finance	2,886	14,286
Hercules Technology Growth Capital	1,761	19,635
Main Street Capital	680	20,006
Medley Capital	2,400	13,872
New Mountain Finance	1,290	16,099
PennantPark Investment	2,780	16,068
Prospect Capital	2,485	17,892
Solar Capital	1,120	19,320
TCP Capital	1,305	18,166
TICC Capital	2,647	13,897
Triangle Capital	1,092	20,530
		260,629
Industrials — 0.8%
Macquarie Infrastructure	180	10,989
Utilities — 8.1%
CenterPoint Energy	769	14,326

Schedule of Investments (Unaudited)	February 29, 2016

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Duke Energy	192	$14,262
Empire District Electric	609	19,926
Entergy	212	15,309
FirstEnergy	433	14,493
PPL	408	14,276
Southern	308	14,839
		107,431
TOTAL COMMON STOCK
(Cost $410,409)		379,049

MASTER LIMITED PARTNERSHIPS — 5.7%
Oil & Gas — 4.7%
Alliance Holdings GP	448	6,214
Alliance Resource Partners	622	6,531
Archrock Partners	839	5,739
CVR Refining	730	7,702
DCP Midstream Partners	587	11,393
Northern Tier Energy	606	13,792
Suburban Propane Partners	428	11,488
		62,859
Utilities — 1.0%
Ferrellgas Partners	698	12,941
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $115,164)		75,800

TOTAL INVESTMENTS — 99.6%
(Cost $1,493,690)†		$1,331,052

Percentages are based on Net Assets of $1,336,505.

*	Non-income producing security.
^	Affiliated Investment.
†	At February 29, 2016, the tax basis cost of the Fund's investments was $1,493,690, and the unrealized appreciation and depreciation were $16,180 and $(178,818) respectively.

ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

As of February 29, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 29, 2016, there were no Level 3 investments.

Schedule of Investments (Unaudited)	February 29, 2016

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended February 29, 2016:

			Change in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
11/30/2015	Cost	Sales	(Depreciation)	(Loss)	02/29/16	Income
Global X SuperDividend REIT
$444,917	$-	$-	$(16,579)	$-	$428,338	$-

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-0800

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 29, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: April 29, 2016

* Print the name and title of each signing officer under his or her signature.